SCHEDULE OF OPERATING LOSS CARRY FORWARDS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	$ 16,215,951
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	30,086,333	$ 24,268,692
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	14,467,439	11,220,065
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss tax carryforwards	$ 17,543,639	$ 17,672,420